Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about accrued expenses [Abstract]
Summary of detailed information about of accrued expenses

	December 31, 2020	December 31, 2019
Holiday provision, including payroll related taxes	665	351
Provision for reimbursements to third-party sellers	407	256
Employee bonuses, including payroll related taxes	309	86
Refund liability	231	124
Tax provisions	65	90

Total	1,677	907